Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets, Net [Line Items]
Patent rights	$ 980,949	$ 1,100,000
Developed new capitalized software	1,574,400	1,843,571
Software		117,030
Amortization expense	$ 533,328	$ 214,703	$ 199,913